DERIVATIVE FINANCIAL INSTRUMENTS and FAIR VALUE MEASUREMENTS (Details)	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014
Convertible Debt [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility	414.00%		408.00%
Risk-free interest rate	0.60%		0.64%
Expected dividend yield	0.00%
Convertible Debt [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility				377.00%
Expected remaining term	1 year 5 months 12 days		1 year 8 months 12 days	2 years
Risk-free interest rate				0.70%
Convertible Debt [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility				216.00%
Expected remaining term	6 months 4 days		9 months 25 days	9 months 29 days
Risk-free interest rate				0.50%
Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility	216.00%	53.00%	408.00%	134.00%
Expected remaining term	3 years	5 years	3 years 3 months	4 years 3 months
Risk-free interest rate	1.37%	0.40%	1.63%	0.47%
Expected dividend yield	0.00%
Initial Valuations On Derivative [Member] | Convertible Debt [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility	408.00%
Expected remaining term	9 months 29 days
Risk-free interest rate	0.70%
Expected dividend yield	0.00%